Document and Entity Information	Nov. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000062709
Document Type	8-K
Document Period End Date	Nov. 08, 2024
Entity Registrant Name	Marsh & McLennan Companies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-5998
Entity Tax Identification Number	36-2668272
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	MMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false